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                      Supplement dated October 1, 2003, to
                        Prospectus dated May 1, 2003, for

                      GROUP AND INDIVIDUAL FLEXIBLE PREMIUM
                        VARIABLE LIFE INSURANCE POLICIES
                                    issued by
                         PARAGON LIFE INSURANCE COMPANY
                                       and
              SEPARATE ACCOUNT B OF PARAGON LIFE INSURANCE COMPANY

Paragon Life Insurance Company ("Paragon") is supplementing the Prospectus for the above-captioned group and individual flexible premium variable life insurance policies ("Policies"). This supplement applies only to Policies issued in connection with the insurance program of KPMG LLP ("KPMG"). Please read this supplement carefully and retain it with your Prospectus for future reference.

OVERVIEW

The Policies will be offered through the insurance program of KPMG LLP. A Group Contract will be issued to KPMG as Contractholder on or about October 1, 2003 ("Effective Date"). We will remit enrollment forms to KPMG on October 13, 2003, and KPMG will make these enrollment forms immediately available to eligible participants in KPMG's insurance program ("KPMG Eligible Participants"). With the enrollment form, each KPMG Eligible Participant must provide (among other things) instructions on how we should allocate his or her net premium payments and Cash Value among the investment options available under the Policies.

KPMG has designated the General Account as the sole investment option available under the Policies: (i) until October 13, 2003, for KPMG Eligible Participants who are offered the Policies as replacement insurance coverage on the Effective Date; and (ii) until November 3, 2003, for KPMG Eligible Participants who are offered the Policies as replacement insurance coverage as of November 1, 2003. Therefore, we will initially allocate to the General Account amounts transferred to us from the group variable life insurance policies previously offered through KPMG's insurance program, less a charge to cover premium taxes. Any outstanding indebtedness under the group variable life insurance policies previously offered through KPMG's insurance program will be treated as Indebtedness under the Policy.

Upon receipt at our Home Office of a completed enrollment form for a KPMG Eligible Participant, we will follow the KPMG Eligible Participant's allocation instructions in reallocating all or a portion of the KPMG Eligible Participant's Cash Value from the General Account to the divisions of Separate Account B of Paragon Life Insurance Company. We will make such reallocation of Cash Value as of the close of business following receipt of the KPMG Eligible Participant's enrollment form. Beginning on October 13, 2003, for KPMG Eligible Participants who are offered the Policies as replacement insurance coverage on the Effective Date, and on November 3, 2003, for KPMG Eligible Participants who are offered the Policies as replacement insurance coverage as of November 1, 2003, KPMG Eligible Participants may allocate net premium payments and Cash Value to only the following investment portfolios ("Funds"), as well as to the General
Account:

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               ---------------------------------------------------
                    Fidelity Variable Insurance Products Fund
               ---------------------------------------------------
                             Money Market Portfolio
               ---------------------------------------------------
                           Investment Grade Bond Fund
               ---------------------------------------------------
                               Index 500 Portfolio
               ---------------------------------------------------
                                Growth Portfolio
               ---------------------------------------------------


RANGE OF FUND OPERATING EXPENSES:  (pages 11-12 of the Prospectus)

Because not all of the investment portfolios offered through the Policies will be available to KPMG Eligible Participants, (i) the "Range of Annual Fund Operating Expenses" table, applicable beginning on October 13, 2003, for KPMG Eligible Participants who are offered the Policies as replacement insurance coverage on the Effective Date and on November 3, 2003, for KPMG Eligible Participants who are offered the Policies as replacement insurance coverage as of November 1, 2003, and (ii) the text and tables accompanying the "Range of Annual Fund Operating Expenses" table, are revised as follows:

     Range of Annual Fund Operating Expenses /(1)/

   --------------------------------------------------------------------------
                                                        Minimum    Maximum
   --------------------------------------------------------------------------
    Total Annual Fund Operating Expenses
    (expenses that are deducted from Fund assets,        0.29%      0.67%
    including management fees, distribution (12b-1)
    fees, and other expenses)
   --------------------------------------------------------------------------

          /(1)/ The Fund expenses used to prepare this table were provided to Paragon by the Funds. Paragon has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2002. Current or future expenses may be greater or less than those shown.

     The following table shows the fees and expenses (both before and after contractual fee waiver and expense reimbursement, if applicable) charged by each Fund portfolio available to Owners for the fiscal year ended December 31, 2002.

   --------------------------------------------------------------------------
                                                                     Gross
            Fund                  Management   12b-1      Other      Total
                                     Fees       Fees    Expenses    Annual
                                     ----       ----    --------
                                                                   Expenses
                                                                   --------
   --------------------------------------------------------------------------
   Fidelity Variable Insurance
   Products Fund/(1)/                0.20%      0.00%     0.09%      0.29%
     Money Market Portfolio
   --------------------------------------------------------------------------
     Investment Grade Bond           0.43%      0.00%     0.11%      0.54%
     Portfolio
   --------------------------------------------------------------------------
     Index 500 Portfolio             0.24%      0.00%     0.09%      0.33%
   --------------------------------------------------------------------------
     Growth Portfolio                0.58%      0.00%     0.09%      0.67%
   --------------------------------------------------------------------------

          /(1)/ For certain portfolios, certain expenses were reimbursed and/or certain fees were waived during 2002. It is anticipated that these expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. Taking these arrangements into account, annual Fund portfolio operating expenses would have been:

                                                                               2

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   --------------------------------------------------------------------------

           Fund             Management   Other    Amount of Waiver    Net
                               Fees     Expenses  or Reimbursement   Total
                               ----     --------  ----------------
                                                                     Annual
                                                                    Expenses
                                                                    --------
   --------------------------------------------------------------------------
   Fidelity Variable
   Insurance Products
   Fund
   --------------------------------------------------------------------------
     Investment Grade          0.43%      0.11%        (0.01%)        0.53%
     Bond Portfolio*
   --------------------------------------------------------------------------
     Index 500 Portfolio**     0.24%      0.09%        (0.05%)        0.28%
   --------------------------------------------------------------------------
     Growth Portfolio***       0.58%      0.09%        (0.06%)        0.61%
   --------------------------------------------------------------------------

     * Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. These offsets may be discontinued at any time. Including these offsets, total annual expenses would have been 0.53%.

     ** The Fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. The Fund's manager may discontinue this arrangement at any time.

     *** Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. These offsets may be discontinued at any time.

THE FUNDS: (page 19 of the Prospectus)

The table summarizing the investment objective(s) and identifying the investment adviser of each investment option available under the Policy presents information about the following investment portfolios that are not available to KPMG Eligible Participants: TRP Personal Strategy Balanced Portfolio; TRP Equity Income Portfolio; TRP Mid-Cap Growth Portfolio; and Putnam VT International Equity Fund.

                                    * * * * *

Owners should direct inquiries regarding this supplement to the Paragon Home
Office: Paragon Life Insurance Company, 190 Carondelet Plaza, St. Louis, Missouri 63105, 1-800-685-0124.

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